Dividends	12 Months Ended
Dec. 31, 2017
Dividends [Abstract]
Dividends
31.	Dividends

(a)	Details of dividends recognized as distributions to common stockholders for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Total number of shares issued and outstanding		474,199,587	474,199,587
Par value per share in won		5,000	5,000
Dividend per share in won		1,450	1,450

Dividends (*)	~~W~~	687,589	687,589

Dividend rate per share		% 29.0	29.0

(*)	The amounts are proposed or declared dividends before the financial statements were authorized for issue but not recognized as a distribution to owners during the year.

(b)	Dividend for hybrid bond was calculated as follows for years ended December 31, 2016 and 2017:

	2016		2017
Amount of hybrid bond	~~W~~	500,000	425,000
Interest rate	%	4.38~5.80	3.77~4.38

Dividend (*)	~~W~~	36,091	17,678

(*)	The dividends to hybrid bonds that were early redeemed during the period are included.